Deferred tax (Tables)	12 Months Ended
Jun. 30, 2020
Deferred Tax
Schedule of deferred taxes

Deferred tax assets and deferred tax liabilities are offset where the Group has a legally enforceable right to do so. The following is the analysis of the deferred tax balances (after allowable offset):

	2020	2019
	£’000	£’000
US deferred tax assets	(58,362)	(58,415)
UK deferred tax liabilities	31,337	31,865
At 30 June	(27,025)	(26,550)

The movement in deferred tax assets and deferred tax liabilities during the year is as follows:

	2020	2019
	£’000	£’000
At 1 July	(26,550)	(34,198)
Expensed to statement of profit or loss (note 10)	1,426	8,112
Credited to other comprehensive income (note 10)	(1,901)	(634)
Expense relating to share-based payments(1)	—	170
At 30 June	(27,025)	(26,550)
(1)

Expense relating to share-based payments arise on the movement in the share price on equity-settled awards between the grant date and the reporting date - see consolidated statement of changes in equity above.

US
Deferred Tax
Schedule of movements in net deferred tax asset

			Unrealized
			foreign
			exchange
		Net	and
	Foreign	operating	derivative	Intangible	Deferred
	tax credits	losses	movements	assets	revenue	Other(1)	Total(2)
	£’000	£’000	£’000	£’000	£’000	£’000	£’000
At 1 July 2018	(30,814)	(3,399)	1,196	(21,221)	(7,727)	(1,367)	(63,332)
(Credited)/expensed to statement of profit or loss (note 10)	(279)	795	(344)	6,163	(21)	(3,638)	2,676
Expensed/(credited) to other comprehensive income (note 10)	942	2,604	(1,338)	—	—	—	2,208
Reclassification to tax receivable	(137)	—	—	—	—	170	33
At 30 June 2019	(30,288)	—	(486)	(15,058)	(7,748)	(4,835)	(58,415)
Expensed/(credited) to statement of profit or loss (note 10)	2,793	(10,804)	(441)	5,988	1,917	1,022	475
(Credited)/expensed to other comprehensive income (note 10)	(320)	1,267	(1,369)	—	—	—	(422)
At 30 June 2020	(27,815)	(9,537)	(2,296)	(9,070)	(5,831)	(3,813)	(58,362)

(1)   The “Other” deferred tax asset balance primarily comprises of property, plant and equipment temporary differences; bad debt provisions and salaries not paid before 15 September of the following year.

(2)   The full deferred tax asset balance is expected to be recovered after more than one year.

UK
Deferred Tax
Schedule of movements in net deferred tax asset

				Property
	Accelerated		Non	fair	Net
	tax		qualifying	value	operating
	depreciation	Intangibles	property	adjustment	losses	Other(3)	Total(4)
	£’000	£’000	£’000	£’000	£’000	£’000	£’000
At 1 July 2018	805	7,389	11,898	13,147	(112)	(3,993)	29,134
(Credited)/expensed to statement of profit or loss (note 10)	(99)	1,933	(3)	(429)	112	3,922	5,436
Credited to other comprehensive income (note 10)	—	—	—	—	—	(2,842)	(2,842)
Expense relating to share-based payments	—	—	—	—	—	137	137
At 30 June 2019	706	9,322	11,895	12,718	—	(2,776)	31,865
(Credited)/expensed to statement of profit or loss (note 10)	(98)	559	1,395	1,017	—	(1,922)	951
Credited to other comprehensive income (note 10)	—	—	—	—	—	(1,479)	(1,479)
At 30 June 2020	608	9,881	13,290	13,735	—	(6,177)	31,337

(3)   The “Other” deferred tax asset balance primarily comprises foreign exchange differences; fair value movements recognized in the hedging reserve; pensions not paid in the year and salaries not paid before 31 March 2021.

(4)    Of the total deferred tax liability, £29,131,000 is expected to be settled after more than one year.